Debt, New Huarong Facility (Details) - New Huarong Facility [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment Vessel	Aug. 07, 2025 USD ($)
Debt Instruments [Abstract]
Face amount		$ 84,000
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	rubi:TermSecuredOvernightFinancingRateMember
Guarantee		207,000
Number of vessels financed | Vessel	2
Variable rate	3.74%
M/T Eco West Coast [Member]
Debt Instruments [Abstract]
Face amount		42,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 183
Purchase obligation		20,000
Basis spread on variable rate	1.95%
M/T Eco Malibu [Member]
Debt Instruments [Abstract]
Face amount		42,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 192
Purchase obligation		$ 19,000
Basis spread on variable rate	2.10%